Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Restricted cash
Restricted cash and escrow receivables	$ 386	¥ 2,655	¥ 1,346
Cash pledged for a bank in connection with its loan facilities for option exercise in favor of employees of the Company and its related companies
Restricted cash
Restricted cash and escrow receivables			302
Cash pledged for treasury management activities
Restricted cash
Restricted cash and escrow receivables			760
Money received or receivable on escrow services offered by AliExpress
Restricted cash
Restricted cash and escrow receivables		2,528
Others
Restricted cash
Restricted cash and escrow receivables		¥ 127	¥ 284